Annual Fund Operating Expenses - Harbor Capital Appreciation Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.60%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.04%	[2]
Total Annual Fund Operating Expenses	0.64%
Fee Waiver,	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.59%	[1]
Institutional Class
Operating Expenses:
Management Fees	0.60%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%	[2]
Total Annual Fund Operating Expenses	0.72%
Fee Waiver,	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.67%	[1]
Administrative Class
Operating Expenses:
Management Fees	0.60%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%	[2]
Total Annual Fund Operating Expenses	0.97%
Fee Waiver,	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.92%	[1]
Investor Class
Operating Expenses:
Management Fees	0.60%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.23%	[2]
Total Annual Fund Operating Expenses	1.08%
Fee Waiver,	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.03%	[1]

[1]	The Adviser has contractually agreed to reduce the management fee to 0.56% on assets between $5 billion and $10 billion, 0.54% on assets between $10 billion and $20 billion and 0.53% on assets over $20 billion through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.
[2]	Restated to reflect current fees.